Combined and Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥) ¥ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 CNY (¥) ¥ / shares shares	Aug. 31, 2015 CNY (¥) ¥ / shares shares
Statement Of Income And Comprehensive Income [Abstract]
Revenue	¥ 1,328,367	$ 201,610	¥ 1,040,329	¥ 745,850
Cost of revenue	(860,330)	(130,575)	(736,205)	(655,597)
Gross profit	468,037	71,035	304,124	90,253
Selling, general and administrative expenses	(261,972)	(39,760)	(290,098)	(166,084)
Other operating income	8,874	1,347	4,283	5,249
Operating (loss) income	214,939	32,622	18,309	(70,582)
Interest income, net	4,901	744	2,148	1,808
Investment income	13,718	2,082	805
Other expense	(779)	(118)	(457)	(455)
(Loss) income before income taxes	232,779	35,330	20,805	(69,229)
Income tax benefit (expense)	(40,970)	(6,218)	(17,889)	29,317
Net (loss) income	191,809	29,112	2,916	(39,912)
Net income attributable to non-controlling interests	19,759	2,999	39,290	166
Net (loss) income attributable to ordinary shareholders	¥ 172,050	$ 26,113	¥ (36,374)	¥ (40,078)
Net (loss) income per share attributable to ordinary shareholders
Basic and diluted | (per share)	¥ 1.64	$ 0.25	¥ (0.38)	¥ (0.43)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted	104,839,041	104,839,041	96,983,360	92,590,000